Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net loss for the period	$ (3,331)	$ (3,823)	$ (7,380)	$ (7,138)
Adjustments to reconcile profit (loss) to net cash used in operating activities	803	630	1,603	1,432
Total net cash used in operating activities	(2,528)	(3,193)	(5,777)	(5,706)
Cash flows from investing activities:
Changes in short-term deposits	(2,892)	(1,957)	(1,896)	226
Proceed from other investments		21		21
Proceed from sales of marketable securities	68		68
Purchase of fixed assets	(3)	(8)	(9)	(39)
Total net cash provided by (used in) investing activities	(2,827)	(1,944)	(1,837)	208
Cash flows from financing activities:
Issuance of ordinary shares and warrants, net of issuance expenses	13,082	290	13,082	6,521
Total net cash provided by financing activities	13,082	290	13,082	6,521
Effect of exchange rate changes on cash and cash equivalents	1	(60)	17	(134)
Increase (decrease) in cash and cash equivalents	7,728	(4,907)	5,485	889
Cash and cash equivalents at the beginning of the period	2,584	8,954	4,827	3,158
Cash and cash equivalents at end of the period	10,312	4,047	10,312	4,047
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based payment	195	441	350	836
Depreciation	65	65	131	127
Revaluation of derivative warrant liability		42		43
Equity in loss (gain) of an affiliated company	598	(106)	1,344	(16)
Revaluation of marketable securities	(16)	(11)	(59)	(8)
Revaluation of other investments		324		324
Exchange rate changes on cash and cash equivalents	(1)	60	(17)	134
Changes in assets and liabilities:
Decrease (increase) in other receivables	41	(62)	302	(38)
Decrease in trade payables	(71)	(3)	(404)	(36)
Change in operating lease liability	31	25	(17)	75
Decrease in other accounts payable	(39)	(145)	(27)	(9)
Adjustments to reconcile loss to net cash used in operating activities	803	630	1,603	1,432
Non-cash activities
Accrued Issuance expenses	$ 153		$ 153